SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

24.         SUBSEQUENT EVENTS

The Company evaluated all events and transactions from October 1, 2025 up through January 30, 2026, which is the date that these consolidated financial statements are available to be issued, there was no material subsequent events that require disclosure in these consolidated financial statements except below: